Expense Example - Concourse Capital Focused Equity ETF - Concourse Capital Focused Equity ETF Class	Jun. 06, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	$ 303